Insurance Contracts_Exposure To Interest Rate Risk(Details) - Non-life insurance - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 22,741,891	₩ 21,645,880
Due from financial institutions at amortized cost and cash
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	108,559	100,701
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	4,560,512	4,257,959
Financial assets measured at fair value through other comprehensive income
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	2,984,738	2,691,744
Securities at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	8,163,485	7,718,337
Loans at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	6,924,597	6,877,139
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	22,445,629	20,892,565
Fixed interest rate
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	534,236	560,471
Variable interest rate
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 21,911,393	₩ 20,332,094